Trade payables, net	12 Months Ended
Dec. 31, 2021
Trade payables, net

16	Trade payables, net

		As of December 31,
	Notes	2021	2020
Product suppliers	16.1	6,422	5,450
Service providers		74	85
Service providers - related parties	11.1	22	11
Bonuses from suppliers	16.2	(576)	(488)
Total		5,942	5,058

16.1	Agreements among suppliers, the Company, and banks

The Company entered into certain agreements with financial institutions in order to anticipate the payment of their receivables from the Company arising from the sale of goods and services.

These transactions are considered to have a commercial characteristic, since there are no changes to the original terms of the accounts payables of the Company in relation to amount and / or terms, including financial charges. The anticipation is also solely at the suppliers’ discretion.

16.2	Bonuses from suppliers

These include bonuses and discounts from suppliers. These amounts are defined in agreements and include amounts referring to discounts by volume of purchases, joint marketing programs, freight reimbursements, and other similar programs. Settlement occurs by offsetting payable to suppliers, according to conditions foreseen in the supply agreements.